Share based compensation - Share-based compensation of subsidiaries (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Jan. 31, 2024 shares
Share-based Compensation
Options granted | shares	868,000		1,482,000		1,147,000
Exercise price | $ / shares		$ 0.01		$ 0.01		$ 0.1
Weighted average grant date fair value of options granted | $ / shares		1.27		$ 3		$ 4.42
Grant date fair value of options vested | ¥	¥ 16,009		¥ 27,065		¥ 74,266
Weighted average period to recognize unrecognized compensation cost	1 year 7 months 2 days		1 year 6 months 7 days		1 year 5 months 19 days
So-Young Medical HongKong Limited ("So-Young Medical") | So Young Medical Plan
Share-based Compensation
Number of shares authorized to issue | shares							81,818,182
Options granted | shares	56,000,005
Exercise price | $ / shares		0.01
Weighted average grant date fair value of options granted | $ / shares		$ 0.001
Vesting period	4 years
Vesting percentage	25.00%
Grant date fair value of options vested | ¥	¥ 86
Share-based compensation expenses for the options granted | ¥	65
Unrecognized compensation expenses related to the options | ¥	¥ 288	$ 288
Weighted average period to recognize unrecognized compensation cost	3 years
Number of shares available for future grant | shares	25,818,177	25,818,177